Supplement To The

Fidelity® Contrafund®

A Fund Of Fidelity Contrafund

Fidelity Trend Fund

A Fund Of Fidelity Trend Fund

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2006

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The funds' management fees are not impacted by these arrangements.

CTFB-06-01 July 19, 2006
1.799798.104

Supplement To The

Fidelity® Advisor Emerging Markets Income Fund

A Fund of Fidelity Advisor Series VIII

Fidelity Advisor New Insights Fund

A Fund of Fidelity Contrafund®

Fidelity Advisor Mid Cap II Fund, and

Fidelity Advisor Strategic Income Fund

Funds of Fidelity Advisor Series II

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2006

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The funds' management fees are not impacted by these arrangements.

ACOM12B-06-01 July 19, 2006
1.743413.111